CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (23,237)	¥ (159,786)	¥ (202,125)	¥ (182,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	3,678	25,291	5,769
Share-based compensation expenses	19,004	130,659	107,766
Allowance for doubtful accounts	249	1,709		129
Investment income	(84)	(576)
Foreign exchange gain and loss	(417)	(2,869)
Deferred income tax	206	1,417
Changes in operating assets and liabilities:
Accounts receivable	(38,017)	(261,386)	(124,554)
Amount due from related party			21,128
Prepayments and other current assets	1,133	7,792	(110,612)
Other non current assets	(186)	(1,279)	(6,808)
Accounts payable	2,355	16,191	136,217
Advance from customers	4,536	31,190	53,389
Amount due to related party	4,450	30,595	35,427
Tax payable	3,089	21,240	16,027
Accrued expenses and other current liabilities	9,664	66,447	40,277
Other non-current liabilities	2,987	20,538
Net cash used in operating activities	(10,590)	(72,827)	(28,099)
Cash flows from investing activities:
Proceeds from maturity of short-term investments	12,603	86,649
Purchases of short-term investments	(12,850)	(88,350)
Purchases of property and equipment	(6,085)	(41,835)	(18,823)
Cash paid for long-term investments	(4,061)	(27,921)
Cash paid for business combination, net of cash acquired (Note 8)	(15,936)	(109,570)
Transfer to restricted time deposits	(20,713)	(142,411)
Net cash used in investing activities	(47,042)	(323,438)	(18,823)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net			1,368,472
Initial working capital contributed by RONG360			150,000
Funding from RONG360			93,431
Proceeds from short-term borrowings	18,908	130,000
Proceeds from employees exercising stock options	74	508
Share repurchase	(10,197)	(70,109)
Net cash provided by financing activities	8,785	60,399	1,611,903
Effect of exchange rate changes on cash and cash equivalents	9,023	62,056	(21,170)
Net increase/(decrease) in cash and cash equivalents	(39,824)	(273,810)	1,543,811
Cash and cash equivalents at beginning of the year	224,538	1,543,811
Cash and cash equivalents at end of the year	184,714	1,270,001	1,543,811
Supplemental schedule of non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of non-platform business (Note 15)	2,518	17,314	8,851
Consideration paid in ordinary shares and options in business combinations (Note 8)	$ 13,706	¥ 94,233
Predecessor
Cash flows from operating activities:
Net loss			¥ (27,415)	(182,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses				4,637
Share-based compensation expenses				4,817
Allowance for doubtful accounts				129
Changes in operating assets and liabilities:
Accounts receivable				(15,967)
Amount due from related party				(21,128)
Prepayments and other current assets				(29,967)
Other non current assets				1,185
Accounts payable				(14,010)
Advance from customers				4,693
Tax payable				1,138
Accrued expenses and other current liabilities				7,469
Net cash used in operating activities				(239,129)
Cash flows from investing activities:
Purchases of property and equipment				(4,352)
Net cash used in investing activities				(4,352)
Cash flows from financing activities:
Funding from RONG360				243,481
Net cash provided by financing activities				¥ 243,481